Fair Values of Assets and Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying value of unfunded commitments, deferred non-yield related loan fees and standby letters of credit	$ 377	$ 376
Other guarantees carrying value	187	194
Gain (loss) to changes in debit valuation adjustments	$ (15)	1	$ 0
Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	0.00%
Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	2431.00%
Weighted Average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Credit valuation adjustment as percentage of derivative contract fair value	2.00%
Level 2 | Interest expense
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	$ (8)	4
Mortgage Loans Held For Sale | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	30	(15)	$ (46)
Long-Term Debt, Interest Expense | Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Net gains (losses) where the fair value option is elected	$ 2	$ 17